Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2014 were as follows:

Operating leasing
Year ending December 31:
2015	$1,539
2016	1,372
2017	100
2018	100
2019 and thereafter	100

Total	$3,211